Schedule H, Line 4i - Schedule of Assets	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
KB Home 401(k) Savings Plan
EIN: 95-3666267 Plan Number: 001
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year)
December 31, 2025

Identity of Issuer, Borrower, Lessor, or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Shares/ Units	Cost	Current Value

Dimensional Fund Advisors	DFA Emerging Markets Core Equity Portfolio Institutional Class	73,042.497	**	$2,124,076
Dimensional Fund Advisors	DFA International Small Company Portfolio Institutional Class	61,490.003	**	1,572,914
Dimensional Fund Advisors	DFA US Small Cap Portfolio Institutional Class	146,297.150	**	7,648,415
Fidelity Investments*	Fidelity 500 Index Fund	394,761.308	**	93,842,658
Fidelity Investments*	Fidelity BrokerageLink	various	**	18,561,437
Fidelity Investments*	Fidelity Extended Market Index Fund	95,428.397	**	9,606,777
Fidelity Investments*	Fidelity International Index Fund	105,393.987	**	6,407,954
Fidelity Investments*	Fidelity Freedom Retirement Fund Class K	83,314.044	**	938,116
Fidelity Investments*	Fidelity Freedom 2010 Fund Class K	57,071.491	**	842,375
Fidelity Investments*	Fidelity Freedom 2015 Fund Class K	246,214.916	**	2,979,201
Fidelity Investments*	Fidelity Freedom 2020 Fund Class K	525,115.442	**	8,050,020
Fidelity Investments*	Fidelity Freedom 2025 Fund Class K	1,500,992.540	**	22,319,759
Fidelity Investments*	Fidelity Freedom 2030 Fund Class K	2,230,689.373	**	43,565,363
Fidelity Investments*	Fidelity Freedom 2035 Fund Class K	2,961,332.278	**	52,474,808
Fidelity Investments*	Fidelity Freedom 2040 Fund Class K	3,898,590.548	**	52,163,142
Fidelity Investments*	Fidelity Freedom 2045 Fund Class K	2,717,822.385	**	43,213,376
Fidelity Investments*	Fidelity Freedom 2050 Fund Class K	1,108,707.711	**	17,916,717
Fidelity Investments*	Fidelity Freedom 2055 Fund Class K	673,828.750	**	12,647,766
Fidelity Investments*	Fidelity Freedom 2060 Fund Class K	425,028.442	**	7,327,490
Fidelity Investments*	Fidelity Freedom 2065 Fund Class K	147,428.454	**	2,319,050
Fidelity Investments*	Fidelity Freedom 2070 Fund Class K	31,891.365	**	392,902
Fidelity Investments*	Fidelity US Bond Index Fund	610,796.660	**	6,450,013
Reliance Trust Company	Reliance Trust New York Life Anchor Account Series I Class 0	4,653.800	**	3,107,342
Vanguard Group	Vanguard Cash Reserves Federal Money Market Fund Admiral Shares	14,109,683.000	**	14,109,683
Vanguard Group	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	60,968.634	**	1,512,022
KB Home*	KB Home Stock Fund	256,880.175	**	14,494,073
Total Investments, at fair value				$446,587,449

Notes receivable from Participants*	Individual notes receivable from Participants with interest rates ranging from 4.25% to 9.50% and maturity dates through 2040			$6,277,481
*    Party-in-interest to the Plan.
**    Participant-directed investments, cost information omitted.